Capital Structure and Related Items	6 Months Ended
Jun. 30, 2021
Capital Structure and Related Items
Capital Structure and Related Items

Section 5—Capital Structure and Related Items

5.1         Share capital

In April 2021, the Company issued 1.8 million ordinary shares in connection with the exercise of an equal number of warrants. Proceeds to the Company from the warrant exercises totaled $3,000.

As of June 30, 2021, there are 98.3 million ordinary shares outstanding.